Fair Value of Financial Assets and Liabilities - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 7,963,913	$ 6,974,100
Financial liabilities	3,644,874	2,925,587
Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	3,644,874	2,925,587
Financial instruments at fair value through profit and loss [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	472,283	332,724
Financial instruments at FVTOCI [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,735,290	3,660,450
Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,756,340	2,980,926
Recurring Fair Value Measurement [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	7,963,913	6,974,100
Financial liabilities	3,644,874	2,925,587
Recurring Fair Value Measurement [Member] | Derivative Financial Instruments Liabilities [member] | Currency forwards [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	530,445	391,049
Recurring Fair Value Measurement [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	3,113,516	2,534,164
Recurring Fair Value Measurement [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	403	343
Recurring Fair Value Measurement [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	510	31
Recurring Fair Value Measurement [Member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	7,963,913	6,974,100
Financial liabilities	3,644,874	2,925,587
Recurring Fair Value Measurement [Member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	3,644,874	2,925,587
Recurring Fair Value Measurement [Member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Currency forwards [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	530,445	391,049
Recurring Fair Value Measurement [Member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	3,113,516	2,534,164
Recurring Fair Value Measurement [Member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	403	343
Recurring Fair Value Measurement [Member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	510	31
Recurring Fair Value Measurement [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,602,448	2,962,004
Recurring Fair Value Measurement [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,048,600	3,993,344
Financial liabilities	3,644,711	2,924,710
Recurring Fair Value Measurement [Member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	3,644,711	2,924,710
Recurring Fair Value Measurement [Member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Currency forwards [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	530,388	390,414
Recurring Fair Value Measurement [Member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	3,113,410	2,533,922
Recurring Fair Value Measurement [Member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	403	343
Recurring Fair Value Measurement [Member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	510	31
Recurring Fair Value Measurement [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	181,354	18,752
Financial liabilities	326	877
Recurring Fair Value Measurement [Member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	326	877
Recurring Fair Value Measurement [Member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Currency forwards [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	163	635
Recurring Fair Value Measurement [Member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	57	242
Recurring Fair Value Measurement [Member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	106
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	472,283	332,724
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	472,283	332,724
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	160,751	50,743
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	22,877	111
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	182,268	232,083
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,658	8,824
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	47,598	39,842
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Financial assets not held for trading mandatorily measured at fair value through profit or loss [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	53,206
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	925	1,121
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	390,870	322,913
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	160,751	50,743
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	182,268	232,083
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	47,598	39,842
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	253	245
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	28,207	9,811
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	22,877	111
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,658	8,824
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	672	876
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	53,206
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member] | Level 3 [Member] | Financial assets not held for trading mandatorily measured at fair value through profit or loss [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	53,206
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,735,290	3,660,450
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,735,290	3,660,450
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,971,905	2,325,668
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	205,358	138,845
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	311,319	45,386
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	232,350	366,487
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	14,358	784,064
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,211,578	2,639,091
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,971,905	2,325,668
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	161,825	45,386
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	77,848	261,334
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		6,703
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	282,036	1,021,359
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	205,358	138,845
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	62,320	105,153
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	14,358	777,361
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	92,182
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member] | Level 3 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	92,182
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,756,340	2,980,926
Financial liabilities	3,644,874	2,925,587
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,756,340	2,980,926
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Fair Value [Member] | Currency forwards [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	488,261	382,206
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Fair Value [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,267,426	2,598,071
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Fair Value [Member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	653	649
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,738,357	2,962,174
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Level 2 [Member] | Currency forwards [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	487,602	380,210
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Level 2 [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,250,102	2,581,315
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Level 2 [Member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	653	649
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	35,966	18,752
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Level 3 [Member] | Currency forwards [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	17,983	1,996
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Level 3 [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	659	16,756
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member] | Level 3 [Member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	17,324
Recurring Fair Value Measurement [Member] | Derivative financial instruments [member] | Currency forwards [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	488,261	382,206
Recurring Fair Value Measurement [Member] | Derivative financial instruments [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,267,426	2,598,071
Recurring Fair Value Measurement [Member] | Derivative financial instruments [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	653	649
Recurring Fair Value Measurement [Member] | Trading Portfolio Financial Assets [member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	160,751	50,743
Recurring Fair Value Measurement [Member] | Trading Portfolio Financial Assets [member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	182,268	232,083
Recurring Fair Value Measurement [Member] | Trading Portfolio Financial Assets [member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,658	8,824
Recurring Fair Value Measurement [Member] | Trading Portfolio Financial Assets [member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	47,598	39,842
Recurring Fair Value Measurement [Member] | Trading Portfolio Financial Assets [member] | Financial assets not held for trading mandatorily measured at fair value through profit or loss [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	53,206
Recurring Fair Value Measurement [Member] | Trading Portfolio Financial Assets [member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	925	1,121
Recurring Fair Value Measurement [Member] | Financial Investments Available-for-Sale [member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	311,319	45,386
Recurring Fair Value Measurement [Member] | Financial Investments Available-for-Sale [member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	232,350	366,487
Recurring Fair Value Measurement [Member] | Financial Investments Available-for-Sale [member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 14,358	$ 784,064